Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – SUBSEQUENT EVENTS

Common Stock Issuances

On April 21, 2020, the Company issued an aggregate of 51,105 shares of common stock in exchange for accrued interest in the amount of $357,735.

On June 1, 2020, the Company issued 5,000 shares of common stock of the Company to a consultant.

On June 5, 2020, the Company issued 15,000 shares of common stock of the Company to a digital marketing consultant with an aggregate fair value of $46,050.

On June 24, 2020, the Company authorized the issuance of an aggregate of 4,340 share of common stock to the members of the board of directors as compensation earned through the end of the first quarter of 2020.

Cares Act Loan

On May 9, 2020, the Company entered into a Paycheck Protection Program Promissory Note and Agreement with Greater Nevada Credit Union, pursuant to which the Company received loan proceeds of $866,300 (the “PPP Loan”). The PPP Loan was made under, and is subject to the terms and conditions of, the PPP which was established under the CARES Act and is administered by the U.S. Small Business Administration. The current term of the PPP Loan is two years with a maturity date of May 9, 2022 and contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan will be deferred for the first six months of the term of the PPP Loan until November 9, 2020. Principal and interest are payable monthly and may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Under the terms of the CARES Act, recipients can apply for and receive forgiveness for all, or a portion of loans granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during the eight-week period following the funding of the PPP Loan. The Company has been using the proceeds of the PPP Loan, for Qualifying Expenses. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part.

Consulting Agreements

On April 8, 2020, the Company entered into a professional service agreement with a consultant to provide advice on investor outreach and institutional engagements The Consultants will also provide continuous market insight and interpret our trading activity. The term of the agreement commenced from the execution date and ends on April 1, 2021. Pursuant to the terms, the Company agreed to pay the consultant in the form of non-qualified stock options to acquire 200,000 shares of the Company’s common stock, exercisable at $2.50 per share for a period of one year. The Options are fully vested upon the signing of this agreement. In addition, the option is callable by the Company in the event the market price of its shares close above $3.50 per share for five consecutive dates upon which the consultant will have three days to elect to exercise of forfeit the options. On August 11, 2020, the Company and the consultant entered into an amendment an agreed that the 200,000 non-qualified stock options shall be issued upon the Company’s shareholders approval of its 2020 Incentive Stock Plan.

Operation Lease

On June 26, 2020, the Company was informed that one of their leases for a future military location was terminated due to the current economic environment as a result of COVID-19.

Restricted Common Stock Cancellations

On August 11, 2020, various members of the executive team entered into an agreement individually with the Company to cancel an aggregate of 216,783 shares of restricted common stock of the Company previously issued in the first quarter of 2020 and acknowledge that no further compensation is due under their employment agreements.

Consulting Agreement Settlement

The Company rescinded the issuance of 100,000 warrants and 300,000 shares of the Company’s common stock in July 2020 that were issued in the first quarter of 2020, pursuant to a consulting agreement. Although the shares were duly authorized and validly issued, the Company rescinded the stock and warrants as it did not have the required amount of equity authorized under its 2019 Incentive Stock Plan. Following the rescission of the warrants and shares of common stock, the consultant threatened to commence legal proceedings against the Company and demanded the Company to re-issue the 300,000 shares of common stock and 100,000 warrants and to provide the Consultant registration rights. In order to settle and avoid the time commitment and expense associated with potential litigation, the Company and the Consultant entered into a Settlement Agreement (“Settlement Agreement”) on August 11, 2020 whereby the Company agreed to issue 300,000 shares of common stock within 5 five days of entering into the Settlement Agreement. These shares will not be issued subject to any equity plan. The Company agreed to register the shares of common stock in consideration of a release by the Consultant. In addition, as part of the Settlement Agreement the Company will issue 100,000 stock options upon the approval of the 2020 Equity Incentive Plan.

NOTE 17 – SUBSEQUENT EVENTS

Company-Owned Restaurants

Subsequent to December 31, 2018 and through the date of the issuance of these consolidated financial statements, the Company opened one additional Company-owned restaurant.

Closing of Offering

On February 12, 2020, the Company priced its initial public offering of 1,540,000 shares of common stock at a price of $5.00 per share. The Company started trading on the Nasdaq Capital Market on February 13, 2020 under the ticker symbol “GRIL”. The Company closed on the offering on February 18, 2020, yielding proceeds of $6,780,000, net of underwriters and other fees of $920,000. Upon closing of the offering the Company issued 123,200 warrants to the underwriters as part of their agreement.

Other Note Payable

Subsequent to December 31, 2019 the Company issued a note payable in the principal amount of $150,000. The notes have an original issue discount of 20%. The notes become due in full on or before February 21, 2020. The note has been repaid as of the date of the filing of this report.

Kitchen Service Agreement

On February 26, 2020, the Company entered into a Kitchen Services Agreement with a major delivery-only kitchen concept. The Kitchen Services Agreement provides for five initial locations starting in the Chicago market. In addition, the Company has placed deposits for an additional five locations to be determined. The Kitchen Services Agreement provides the Company with access to the delivery-only locations for a one-year term with an automatic one-year renewal unless terminated by either party. The delivery-only locations are set up for third party delivery and provide that the Company must pay monthly license fees, processing service fees and storage service fees.

Board Compensation

On April 21, 2020 the Company authorized the issuance of an aggregate of 25,616 share of common stock to the members of the board of directors as compensation earned through the end of the fourth quarter of 2019.

Consulting Agreement

On February 18, 2020, the Company entered into a professional services agreement with a company to provide advice on business development of food stores and delivery kitchen operations. In addition, they will review and advise the Company on potential acquisition targets, including financial analytics for post-merger entities and provide assistance in preparing pro-forma financial information. The term of the agreement commences from the effective date on February 18, 2020 and expires on February 18, 2021. Pursuant to the terms of the agreement the Company agreed to issue 300,000 shares of the Company’s common stock and 100,000 three-year cashless warrants with an exercise price of $5.00 per share upon signing of the agreement as payment.

On February 24, 2020, the Company entered into a Consulting Agreement with consultants with experience in the area of corporate finance, investor communication and financial and investor public relations. The term of the agreement is for two months from the effective date on February 27, 2020 and expires on April 27, 2020. Pursuant to the terms of the agreement the Company agreed to pay $107,500 in cash per month and to issue 10,000 shares of the Company’s common stock. In case the Company would not like to extend the terms of the agreement for an additional month the Company needs to notify the consultants within 5 days of the conclusion of the 60-day term. As of the date of the filing of this report the company issued the shares of common stock pursuant to the agreement.

On April 8, 2020, the Company entered into a Professional Service Agreement with professional in experience in investor outreach and institutional engagements. As part of the agreement they will provide capital market insight and interpretation of trading activity. The term of the agreement commences on the signing date of the agreement and ends on April 1, 2021. Pursuant to the terms of the agreement the Company agreed to issue non-qualified stock option to acquire 200,000 shares of the Company’s common stock exercisable at $2.50 per share exercisable for a period of one year. The options shall be deemed fully earned upon the signing of the agreement.

Litigations, Claims and Assessments

On January 23, 2020, the Company was served a judgment in the amount of $130,185 for a breach of a lease agreement in Chicago, Illinois, in connection with a Company-owned restaurant that was closed in 2018. As of December 31, 2019, the Company has accrued for the liability in accounts payable and accrued expenses.

Common Stock Issuances

On April 21, 2020, the Company issued an aggregate of 216,783 shares of common stock of the Company to the executive team pursuant to their employment agreements as part of completing the initial public offering.

On April 21, 2020, the Company issued an aggregate of 51,105 shares of common stock of the Company in exchange for accrued interest expense on various notes payable of which the principal amount was previously converted into common stock of the Company.

COVID-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) as a pandemic which continues to spread throughout the United States. In response to the COVID-19 outbreak, “shelter in place” orders and other public health measures have been implemented across much of the United States.

The COVID-19 global pandemic continues to rapidly evolve. The Company is continually monitoring the outbreak of COVID-19 and the related business and travel restrictions and changes to behavior intended to reduce its spread, and its impact on operations, financial position, cash flows, inventory, supply chains, purchasing trends, customer payments, and the industry in general, in addition to the impact on its employees. Due to the rapid development and fluidity of this situation, the magnitude and duration of the pandemic and its impact on the Company’s operations and liquidity is uncertain as of the date of this report. While there could ultimately be a material impact on operations and liquidity of the Company, at the time of issuance, the impact could not be determined. Due to the impact the Company have limited our operations as mandated by each state and has temporarily closed five of our Company-owned locations. In addition, various franchisee locations had to take the same action.

Cares Act Loan

On May 9, 2020, the Company entered into Paycheck Protection Program Promissory Note and Agreement with Greater Nevada Credit Union, pursuant to which the Company received loan proceeds of $866,300 (the “PPP Loan”). The PPP Loan was made under, and is subject to the terms and conditions of, the PPP which was established under the CARES Act and is administered by the U.S. Small Business Administration.  The term of the PPP Loan is two years with a maturity date of May 9, 2022 and contains a favorable fixed annual interest rate of 1.00%. Payments of principal and interest on the PPP Loan will be deferred for the first six months of the term of the PPP Loan until November 9, 2020. Principal and interest are payable monthly and may be prepaid by the Company at any time prior to maturity with no prepayment penalties. Under the terms of the CARES Act, recipients can apply for and receive forgiveness for all or a portion of loans granted under the PPP. Such forgiveness will be determined, subject to limitations, based on the use of loan proceeds for certain permissible purposes as set forth in the PPP, including, but not limited to, payroll costs (as defined under the PPP) and mortgage interest, rent or utility costs (collectively, “Qualifying Expenses”), and on the maintenance of employee and compensation levels during the eight-week period following the funding of the PPP Loan. The Company intends to use the proceeds of the PPP Loan, when received, for Qualifying Expenses. However, no assurance is provided that the Company will be able to obtain forgiveness of the PPP Loan in whole or in part.